Business Segment Information (Product Mix) (Details) (USD $) In Thousands	3 Months Ended								12 Months Ended
	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Mar. 27, 2010	Dec. 26, 2009	Sep. 26, 2009	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Total sales	$ 10,425,703	$ 9,761,660	$ 9,384,852	$ 9,751,274	$ 10,348,477	$ 8,945,093	$ 8,868,499	$ 9,081,426	$ 39,323,489	$ 37,243,495	$ 36,853,330
Canned and Dry Products [Member]
Total sales									7,308,893	7,152,628	7,091,420
Fresh and Frozen Meats [Member]
Total sales									7,163,505	6,405,820	6,394,447
Frozen Fruits, Vegetables, Bakery, and Other [Member]
Total sales									5,337,625	5,220,307	5,122,415
Dairy Products [Member]
Total sales									4,145,350	3,709,410	3,750,684
Poultry [Member]
Total sales									3,912,510	3,862,486	3,709,553
Fresh Produce [Member]
Total sales									3,345,929	3,179,947	3,017,018
Paper and Disposables [Member]
Total sales									3,055,862	2,906,426	2,911,029
Seafood [Member]
Total sales									1,929,417	1,739,949	1,740,292
Beverage Products [Member]
Total sales									1,478,456	1,408,376	1,322,300
Janitorial Products [Member]
Total sales									902,636	907,189	940,097
Equipment and Smallwares [Member]
Total sales									581,628	599,267	661,309
Medical Supplies [Member]
Total sales									$ 161,678	$ 151,690	$ 192,766